Fair Value Quantitative and Qualitative Disclosures - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 ARS ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 ARS ($)	Dec. 31, 2018 ARS ($)
Disclosure of fair value measurement of assets and liability [line items]
Rate of Interest	4.49408%	4.49408%
Equity Instruments At Fair Value Through Profit Or Loss	$ 5,218,299		$ 3,562,427
Number of Shares on Financial Assets | shares	8,910,878	8,910,878
Gains (losses) on financial assets at fair value through profit or loss	$ 13,978,694		$ 10,799,758	$ 2,641,829
Gain from derivative financial instruments out options [member]
Disclosure of fair value measurement of assets and liability [line items]
Gains (losses) on financial assets at fair value through profit or loss		$ 982,246
Gain from derivative financial instruments out options [member] | Bottom of range [member]
Disclosure of fair value measurement of assets and liability [line items]
Gains (losses) on financial assets at fair value through profit or loss		944,755
Gain from derivative financial instruments out options [member] | Top of range [member]
Disclosure of fair value measurement of assets and liability [line items]
Gains (losses) on financial assets at fair value through profit or loss		$ 1,072,222
Prisma Medios de Pago SA [member]
Disclosure of fair value measurement of assets and liability [line items]
Equity Instruments At Fair Value Through Profit Or Loss	4,975,977
Prisma Medios de Pago SA [member] | Bottom of range [member]
Disclosure of fair value measurement of assets and liability [line items]
Equity Instruments At Fair Value Through Profit Or Loss	4,652,478
Prisma Medios de Pago SA [member] | Top of range [member]
Disclosure of fair value measurement of assets and liability [line items]
Equity Instruments At Fair Value Through Profit Or Loss	$ 5,357,416